                                  A COMMITMENT
                                  TO EXCELLENCE IN INVESTING


                                      THE FLEX-PARTNERS FUNDS 1995 ANNUAL REPORT

                                      THE TAA FUND

                                      THE BTB FUND

FLEX-PARTNERS 1995 ANNUAL REPORT
--------------------------------------------------------------------------------

[PHOTO OF ROBERT S. MEEDER SR., PRESIDENT]

Dear Shareholder:

Success in most worthwhile endeavors is grounded in a commitment to a set of basic values and principles. Success in investing is no exception to this rule.

We believe that if we are to succeed on behalf of our shareholders, our commitment to a basic set of investment guidelines must be complete; our adherence to them must be constant.

Since the inception of The Flex-Partners Funds, we have worked to provide solid investment results. In doing so, we have sought to remain committed not only to the various funds' investment disciplines, but also to your expectations.

Some of the economic and political factors that can have a significant influence on the health of the securities markets are well-covered in the media at this time. A partial listing of these factors includes:

   a) What will be the sustained trend of interest rates? The historical evidence is conclusive that a trend reversal of the last two years (declining rates) will automatically drive bond prices down and, similarly, have a negative influence on stock prices.

   b) For the last twelve to fifteen months, corporate earnings have, on balance, significantly increased and have exceeded expectations in many instances. The level of earnings has reduced the ratio of stock prices from "over-priced" to "reasonably priced." But if negative earning surprises develop in the coming months, the stock market is vulnerable.

   c) The amount of new money flowing into mutual funds in the U.S. has set all-time records. This flow of over ten billion dollars a month into equity funds created an imbalance of demand for the supply and demand equation . . . and consequently pushed stock prices higher. If this flow of money declines, or if for some reason this new money becomes uneasy with the risk of the market, a reversal of the supply/demand ratio could become nasty. History suggests that the momentum of a pendulum does not last forever, and a change is but a matter of time.

   d) And, of course, we are in an election year. What will be concluded and what the impact of it will be on the attitude of investors is not clear in our crystal ball. I don't know what impact 1996 politics will have on the markets, but I tend to believe it will probably create chaos rather than tranquility.

This list could continue with challenging questions. There are always uncertainties in the investment world, but it seems we have a few more than normal at this time. Since the direction of the markets has been basically positive for several years, a change in investment psychology can be more detrimental to shareholder values after significant gains have developed.

In its short life, The BTB Fund has produced significant investment results . .
 . and we believe it will continue to provide shareholders with a return superior to its industry competitors. By the nature of its portfolio strategy, The BTB Fund it is more conservative than many popular growth funds that have received (or paid for) so much publicity in the last few years. A change of market environment could make our utility fund (as well as The TAA Fund) a better vehicle for investment than the XYZ Super Growth Fund... and still offer the opportunity for growth during a positive environment like the last twelve months. I suggest you take a hard look at your mutual fund holdings and evaluate whether an adjustment may be prudent at this time.

Sincerely,

/s/ Robert S. Meeder

Robert S. Meeder, Sr.
President

January 31, 1996

                               [Picture of House]


2 FLEX-PARTNERS 1995 ANNUAL REPORT

                                                FLEX-PARTNERS 1995 ANNUAL REPORT

[PHOTO OF ROBERT S. MEEDER JR. PORTFOLIO MANAGER]

THE TAA FUND
The Mutual Fund Portfolio

    Shareholders in The TAA Fund were exposed to the stock market for much of the market's advance during the last 7 months of 1995.

    From its inception on June 1, 1995 through December 31, 1995, The TAA Fund provided shareholders with a return of 14.57%. For the same period, the average Asset Allocation mutual fund monitored by Morningstar, Inc. provided a return of 10.95%.

    Technology stocks, which served as a catalyst for the market's 1995 advance, played a large role in the Portfolio of The TAA Fund during 1995. The TAA Fund gained exposure to those securities by investing in mutual funds like the Fidelity Equity Portfolio Growth, Fidelity Over-The-Counter Fund, the Founders Growth Fund, the Twentieth Century Ultra and Vista funds, and the Weingarten Fund.

    As technology issues cooled during the fourth quarter, The TAA Fund adjusted its portfolio accordingly, reducing exposure to funds with significant high-tech exposure. Further, the Fund emphasized exposure to the S&P 500 Index and mutual funds with exposure to large capitalization stocks.

    One notable development during 1995 deals with a particularly strong fund selection in the shape of the T. Rowe Price New Horizons Fund, whose portfolio manager was named Morningstar's 1995 "Manager of the Year." A fund whose performance had been lagging for several years going into 1995, The New Horizons Fund, was a mainstay of The TAA Fund's portfolio and contributed significantly to the Fund's performance during 1995.

    From its inception on June 1, 1995 until late October, The TAA Fund was fully exposed to the stock market.

    By October, certain technical and fundamental questions about the market's continued advance began to indicate that the most prudent posture was to again adopt a partially defensive position. The TAA Fund remained partially defensive until the first week in December when the Fund returned to a fully invested position.

    In hindsight, we were somewhat overcautious in our adoption of a partially defensive posture late in 1995. However, we took the actions that we did based on our evaluation of the level of risk and reward present in the stock market. Based on the events that we saw unfolding in the stock market, our only course was to be true to our investment discipline and to the commitment we have made to the objectives of our shareholders.



PORTFOLIO EXPOSURE(1) as of 12/31/95
THE MUTUAL FUND PORTFOLIO

Money Market Instruments              3%
Mutual Fund/Stock Exposure           97%


RECENT TOTAL RETURNS for the periods ended 12/31/95
7 months (since inception)

The TAA Fund                      14.57
Average Asset Alloctaion Fund    10.95

Source: Morningstar, Inc. (1) Portfolio Exposure reflects the effect of futures contracts on Portfolio investments.

                                              FLEX-PARTNERS 1995 ANNUAL REPORT 3

FLEX-PARTNERS 1995 ANNUAL REPORT


[PHOTO OF LOWELL G. MILLER, PORTFOLIO MANAGER]

THE BTB FUND
The Utilities Stock Portfolio


    The BTB Fund experienced an outstanding fourth quarter, thanks to exceptional performance from nearly all of our largest holdings.

    The BTB Fund A and C shares finished the foruth quarter of 1995 with total returns of 9.45% and 9.42%, respectively. For the same period, Morningstar Inc.'s average Utility Fund offered a return of 6.83% and the Dow Jones Utility Average offered a return of 6.82%.

    From its inception on July 11, 1995 to December 31, 1995, The BTB Fund A and C shares provided total returns of 15.11% and 15.07%, respectively.

    During the fourth quarter, The BTB Fund also significantly outperformed the Lehman Brothers Government/Corporate index (a key fixed-income benchmark) which rose only 4.66%. While our Fund does not share the same investment objectives as the broader industrial equity markets, it is interesting to note that, during the fourth quarter, we also outperformed the S&P 500 Index and the Dow Jones Industrial Average.

    The entire utilities market was strong during the fourth quarter for many reasons. First, interest rates not only remained low but also declined substantially, particularly at the long end of the bond market. There was little show of strength in the economy - a circumstance which is typically met with rate declines. Second, though the telecommunications legislation we thought would pass in the fourth quarter was caught in the budget bottleneck, investors continued to focus on the benefits for the Regional Bell stocks, and these performed extremely well. Third, the spread between utility yields and bond yields, which had become inverted, made progress back to normalcy---thus permitting utilities to overcome even a strong bond market in terms of performance. Fourth, both demand and pricing for natural gas boomed as "normal" winter returned to the land, helping our substantial gas industry position to recover previous lost ground and show fine gains.

    We believe passage of the Telecommunications Bill, which occurred early in 1996, will be a positive for the utility stock market. A reduction in income taxes would also make our yields more valuable, and thus support utility stocks. A reversion to the mean of the utility/bond yield spread is in progress and should provide some help as well, but, as with the fall in interest rates, there is less of an anomaly now than there was before, so the impact of a reversion to historical averages will be dampened. In sum, there are many factors which can propel utilities higher over the next quarter, but none loom as large as they did at the beginning of the third quarter. Realistically, not every quarter can offer double-digit returns, but conditions remain favorable for our strategy. The BTB Fund The Utilities Stock Portfolio


PORTFOLIO EXPOSURE as of 12/31/95
THE UTILITIES STOCK PORTFOLIO

Electric/Gas                                 6.9%
Telephones                                  35.1%
Natural Gas                                 19.8%
Electrics                                   15.0%
Money Market Instruments                     8.4%
Oil/Gas                                      7.3%
Water, Diversified Utilites                  7.5%

RECENT TOTAL RETURNS for the period ended 12/31/95

The BTB Fund A Shares                        9.46
The BTB Fund C Shares                        9.42
Average Utility Fund                         6.83

Source: Morningstar, Inc.

4 FLEX-PARTNERS 1995 ANNUAL REPORT

                                                FLEX-PARTNERS 1995 ANNUAL REPORT


                              MUTUAL FUND PORTFOLIO
                Portfolio of Investments as of December 31, 1995
================================================================================

                                                                          SHARES OR            VALUE
                                                                        FACE AMOUNT  (Notes 1 and 2)
----------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 81.6%
Acorn International Fund                                                         60     $      1,000
Charles Schwab Money Market Fund                                          8,376,894        8,376,894
Constellation Fund                                                               83            1,879
Fidelity Core Money Market Fund                                           5,549,983        5,549,983
Fidelity Equity Portfolio Growth Fund                                       333,197       12,628,156
Fidelity Growth & Income Fund                                               267,791        7,243,753
Founders Growth Fund                                                        897,745       13,259,700
Neuberger & Berman Focus Fund                                               387,385       10,819,650
Neuberger & Berman Guardian Fund                                            457,705       10,540,947
Neuberger & Berman Manhattan Fund                                           173,284        2,103,666
PBNG Growth Fund                                                             50,605        1,210,472
Pin Oak Aggressive Stock Fund (1)                                            23,041          384,793
T.Rowe Price New Era Fund                                                       122            2,771
T.Rowe Price New Horizons Fund                                              724,089       14,843,822
Twentieth Century Ultra Fund                                                 52,948        1,382,468
Twentieth Century Vista Fund                                                114,172        1,666,912
Weingarten Equity Fund                                                      477,272        8,462,030
White Oak Growth Stock Fund                                                  14,307          256,096
----------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(Cost $93,054,647)                                                                        98,734,992
----------------------------------------------------------------------------------------------------
U.S.TREASURY BILLS - 1.2%
*U.S..Treasury Bill, 5.29%, due 1/04/96                                $    150,000          149,912
*U.S. Treasury Bill, 5.22%, due 1/04/96                                     250,000          249,891
*U.S. Treasury Bill, 5.26%, due 1/04/96                                   1,000,000          999,486
U.S. Treasury Bill, 6.66%, due 1/11/96                                       25,200           25,149
----------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS
(Cost $1,424,438)                                                                          1,424,438
----------------------------------------------------------------------------------------------------
*Pledged $1,400,000 face amount as collateral on futures contracts

REPURCHASE AGREEMENTS - 17.2%
(Collateralized by U.S. government obligations -
market value $21,328,465)
Everen Securities, dated 12/29/95, 5.90%, due 1/02/96                     2,550,000        2,550,000
Smith Barney, dated 12/28/95, 5.90%, due 1/02/96                         18,250,000       18,250,000
----------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $20,800,000)                                                                        20,800,000
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100%
(Cost $115,279,085)                                                                     $120,959,430
====================================================================================================
FUTURES CONTRACTS
                                                                          CONTRACTS
----------------------------------------------------------------------------------------------------
Long, S&P 500 futures contracts
face amount $32,468,625 expiring in March, 1996                                 105           36,750
Long, Midcap futures contracts
face amount $1,962,450 expiring in March, 1996                                   18            9,000
----------------------------------------------------------------------------------------------------
NET RECEIVABLE FOR FUTURES CONTRACTS SETTLEMENTS                                             45, 750
----------------------------------------------------------------------------------------------------

(1) No dividend paid on security in 1995.

See accompanying notes to financial statements

                                              FLEX-PARTNERS 1995 ANNUAL REPORT 5

                                                FLEX-PARTNERS 1995 ANNUAL REPORT


                            UTILITIES STOCK PORTFOLIO
                Portfolio of Investments as of December 31, 1995
================================================================================

                                                       SHARES OR            VALUE
INDUSTRIES/CLASSIFICATIONS                           FACE AMOUNT  (Notes 1 and 2)
---------------------------------------------------------------------------------
COMMON STOCKS - 91.6%
ELECTRIC/GAS UTILITY - (6.9%)
MDU Resources Group Incorporated                           2,100       $   41,738
Montana Power Company                                      1,300           29,412
Nipsco Industries Incorporated                             1,700           65,025
Utilicorp United Incorporated                              5,500          161,563
---------------------------------------------------------------------------------
                                                                          297,738
---------------------------------------------------------------------------------
ELECTRIC UTILITY - (15.0%)
AES Corporation(1)                                         2,600           62,075
Cinergy Corporation                                        3,900          119,437
Ipalco Enterprises Incorporated                            2,000           76,250
KU Energy Corporation                                      1,300           39,000
LG&E Energy Corporation                                    2,300           97,175
Pacificorp                                                 8,000          170,000
Teco Energy Incorporated                                   3,000           76,875
---------------------------------------------------------------------------------
                                                                          640,812
---------------------------------------------------------------------------------
DIVERSIFIED UTILITY - (3.8%)
Citizens Utilities Company Class B                        12,686          160,158
---------------------------------------------------------------------------------
NATURAL GAS (DISTRIBUTOR) - (19.8%)
Bay State Gas Company                                      1,700           47,175
Brooklyn UN Gas Company                                    3,900          114,075
Consolidated Natural Gas Company                           2,900          131,587
MCN Corporation                                            6,200          144,150
Nicor Incorporated                                         1,800           49,500
Panhandle Eastern Corporation                              5,500          153,313
Transcanada Pipelines Ltd.                                 3,200           44,000
UGI Corporation                                            2,000           41,500
Wicor Incorporated                                         3,800          122,550
---------------------------------------------------------------------------------
                                                                          847,850
---------------------------------------------------------------------------------
OIL/GAS (DOMESTIC) - (7.3%)
Enron Corporation                                          3,000          114,375
Sante Fe Pacific Pipeline Partners                         1,600           58,600
Williams Companies Incorporated                            3,200          140,400
---------------------------------------------------------------------------------
                                                                          313,375
---------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT - (1.7%)
DSC Communications(1)                                      2,000           73,750
---------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - (33.4%)
Alltel Corporation                                         5,100          150,450
American Telephone & Telegraph Corporation                 1,500           97,125
Ameritech Corporation                                      2,500          147,500
Bell Atlantic Corporation                                  1,400           93,625
Century Telephone Enterprise                               5,500          174,625
Cincinnati Bell Incorporated                               2,000           69,500
Frontier Corporation                                       6,500          195,000
GTE Corporation                                            3,200          140,800
Nynex Corporation                                            300           16,200
Sprint Corporation                                         2,400           95,700
U.S. West Incorporated                                     6,000          214,500
United Media Group                                         2,000           38,000
---------------------------------------------------------------------------------
                                                                        1,433,025
=================================================================================

                                                                       CONTINUED

6 FLEX-PARTNERS 1995 ANNUAL REPORT

                                                FLEX-PARTNERS 1995 ANNUAL REPORT


UTILITIES STOCK PORTFOLIO
Portfolio of Investments, continued

                                                              SHARES OR                VALUE
INDUSTRIES/CLASSIFICATIONS                                  FACE AMOUNT      (Notes 1 and 2)
--------------------------------------------------------------------------------------------
WATER UTILITY - (3.7%)
American Water Works Incorporated                                 4,100              159,387
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $3,503,676)                                                                  3,926,095
--------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 8.4%

(Collateralized by U.S. government obligations -
market value $360,995)
Everen Securities, dated 12/29/95, 5.90%, due 1/02/96          $360,000              360,000
--------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost $360,000)                                                                      360,000
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100%
(Cost $3,863,676)                                                                 $4,286,095
============================================================================================

(1)No dividend paid in 1995.

See accompanying notes to financial statements.

                                              FLEX-PARTNERS 1995 ANNUAL REPORT 7

FLEX-PARTNERS 1995 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

                                                                   TAA FUND              BTB FUND
Assets:
-------------------------------------------------------------------------------------------------
 Investment in corresponding portfolio                          $11,466,987            $1,410,061
-------------------------------------------------------------------------------------------------
 Receivable for capital stock issued                                 93,122                21,588
-------------------------------------------------------------------------------------------------
 Unamortized organizational costs                                    25,061                25,836
-------------------------------------------------------------------------------------------------
 Prepaid expenses and other assets                                       13
-------------------------------------------------------------------------------------------------
Total Assets                                                     11,585,183             1,457,485
-------------------------------------------------------------------------------------------------
Liabilities:
-------------------------------------------------------------------------------------------------
 Dividends payable                                                                            102
-------------------------------------------------------------------------------------------------
 Accrued transfer agent and administrative fees                         844
-------------------------------------------------------------------------------------------------
 Accrued liabilities                                                 60,659                34,719
-------------------------------------------------------------------------------------------------
Total Liabilities                                                    61,503                34,821
-------------------------------------------------------------------------------------------------
Net Assets:
-------------------------------------------------------------------------------------------------
Capital                                                          11,772,480             1,333,938
-------------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments        (32,907)                    --
-------------------------------------------------------------------------------------------------
Accumulated undistributed net realized
loss on investments                                                      --                 (388)
-------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         (202,813)                89,114
-------------------------------------------------------------------------------------------------
Net Assets                                                      $11,523,680            $1,422,664
-------------------------------------------------------------------------------------------------
Net Assets:
-------------------------------------------------------------------------------------------------
Class A Shares                                                          N/A            $  640,762
-------------------------------------------------------------------------------------------------
Class C Shares                                                   11,523,680               781,902
-------------------------------------------------------------------------------------------------
Total                                                           $11,523,680            $1,422,664
-------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) :
-------------------------------------------------------------------------------------------------
Class A Shares                                                          N/A                44,923
-------------------------------------------------------------------------------------------------
Class C Shares                                                      869,248                54,782
-------------------------------------------------------------------------------------------------
Total                                                               869,248                99,705
-------------------------------------------------------------------------------------------------
Net asset value - redemption price per share:
-------------------------------------------------------------------------------------------------
Class A Shares                                                  $       N/A            $    14.26
-------------------------------------------------------------------------------------------------
Class C Shares*                                                       13.26                 14.27
-------------------------------------------------------------------------------------------------
Sales Charge (Class A)                                                  N/A                 4.00%
-------------------------------------------------------------------------------------------------
Offering price (100%/(100%-Sales Charge) of net asset
value adjusted to nearest cent) per share - Class A             $       N/A            $    14.85
-------------------------------------------------------------------------------------------------

*Redemption price varies based upon holding period
See accompanying notes to financial statements


8 FLEX-PARTNERS 1995 ANNUAL REPORT

                                                FLEX-PARTNERS 1995 ANNUAL REPORT

STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1995

                                                                 TAA FUND *           BTB FUND **
Net investment income from corresponding
portfolio:
-------------------------------------------------------------------------------------------------
 Interest                                                         $  49,468             $     833
-------------------------------------------------------------------------------------------------
 Dividends                                                           25,287                 7,673
-------------------------------------------------------------------------------------------------
 Expenses                                                           (40,822)               (4,384)
-------------------------------------------------------------------------------------------------
Total Net Investment Income From
 Corresponding Portfolio                                             33,933                 4,122
-------------------------------------------------------------------------------------------------
Fund Expenses:
-------------------------------------------------------------------------------------------------
 Legal fees                                                           1,476                 1,305
 Audit fees                                                           4,981                   540
 Printing                                                             5,196                 3,356
 Transfer agent fees                                                  2,581                 4,000
 Administrative fee                                                   1,129                    67
 Trustees fees and expenses                                           5,396                 4,627
 Distribution plan - Class A                                             --                   338
 Distribution plan - Class C                                         33,005                   639
 Shareholder servicing fee - Class A                                     --                   338
 Shareholder servicing fee - Class C                                 11,002                   213
 Amortization of organizational costs                                 3,032                 1,843
 Registration                                                        12,626                18,065
 Postage                                                              1,057                   250
 Other expenses                                                       2,401                 2,253
-------------------------------------------------------------------------------------------------
 Total expenses                                                      83,882                37,834
 Transfer Agent and Administrative fees reimbursed                       --                (3,167)
 Expenses reimbursed by adviser                                     (36,869)              (34,959)
-------------------------------------------------------------------------------------------------
 Total expenses - net                                                47,013                  (292)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET                                      (13,080)                4,414
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS - NET:
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on futures                                  24,514                    --
 Net realized gain (loss) on investments                            789,813                  (388)
 Change in unrealized appreciation (depreciation) of investments   (202,813)               89,114
-------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                             611,514                88,726
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING PROM OPERATIONS                                       $ 598,434             $  93,140
-------------------------------------------------------------------------------------------------

*For the period June 1, 1995 (commencement of operations) to December 31, 1995 **For the period July 11, 1995 (commencement of operations) to December 31, 1995 See accompanying notes to financial statements

                                              FLEX-PARTNERS 1995 ANNUAL REPORT 9

FLEX-PARTNERS 1995 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET
ASSETS For the Periods Ended December 31, 1995

                                                      TAA FUND *                         BTB FUND * *
                                                       Class C           Total            Class A            Class C
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Investment income (loss)- net                      $    (13,080)     $      4,414      $      2,947      $      1,467
Net realized gain (loss) on investments
  and futures contracts                                 814,327              (388)             (195)             (193)
Net change in unrealized appreciation
  (depreciation) of investments                        (202,813)           89,114            50,091            39,023
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                               598,434            93,140            52,843            40,297
---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Investment income - net                                    --              (4,414)           (2,947)           (1,467)
Net realized gain from investment transactions         (847,234)             --                --                --
---------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting
  from dividends and distributions                     (847,234)           (4,414)           (2,947)           (1,467)
---------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Net proceeds from sales                              11,115,307         1,335,133           593,527           741,606
Reinvestment of dividends                               847,234             3,831             2,365             1,466
Cost of redemptions                                    (190,061)           (5,026)           (5,026)             --
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from capital share transactions                      11,772,480         1,333,938           590,866           743,072
---------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                         11,523,680         1,422,664           640,762           781,902
---------------------------------------------------------------------------------------------------------------------
NET ASSETS - Beginning of period                              0                 0                 0                 0
---------------------------------------------------------------------------------------------------------------------
NET ASSETS - End of period                         $ 11,523,680      $  1,422,664      $    640,762      $    781,902
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Issued                                                  818,680            99,792            45,114            54,678
Reinvested                                               63,894               277               173               104
Redeemed                                                (13,326)             (364)             (364)                0
---------------------------------------------------------------------------------------------------------------------
Change in shares                                        869,248            99,705            44,923            54,782
---------------------------------------------------------------------------------------------------------------------

*For the period June 1, 1995 (commencement of operations) to December 31, 1995 **For the period July 11, 1995 (commencement of operations) to December 31, 1995 See accompanying notes to financial statements

10 FLEX-PARTNERS 1995 ANNUAL REPORT

                                                FLEX-PARTNERS 1995 ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for an average share outstanding during each period

                                                                               TAA FUND - CLASS C
                                                                                 For the Period
                                                                                June 1, 1995 (2)
                                                                              to December 31, 1995
Net Asset Value, Beginning of Period                                                 $12.50
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------
Net Investment Loss                                                                   (0.02)
--------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities (both realized and unrealized)                       1.84
--------------------------------------------------------------------------------------------------
Total From Investment Operations                                                       1.82
--------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------
Distributions (from capital gains)                                                    (1.06)
--------------------------------------------------------------------------------------------------
Total Distributions                                                                   (1.06)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                       $13.26
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          14.57%
--------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                                  11,524
--------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                1.97%  (1)
--------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets                           (0.29%) (1)
--------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets, before reimbursement of fees                  2.80%  (1)
--------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average
  Net Assets, before reimbursement of fees                                            (1.12%) (1)
--------------------------------------------------------------------------------------------------

(1)Annualized
(2)Date of commencement of operations

                                                                                       BTB FUND
                                                                            For the Period July 11, 1995(2)
                                                                                 to December 31, 1995

                                                                           Class A                 Class C
Net Asset Value, Beginning of Period                                        $12.50                  $12.50
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net Investment loss                                                           0.12                    0.10
----------------------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities (both realized and unrealized)              1.76                    1.77
----------------------------------------------------------------------------------------------------------------
Total From Investment Operations                                              1.88                    1.87
----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------
Dividends (from net investment income)                                       (0.12)                  (0.10)
----------------------------------------------------------------------------------------------------------------
Total Distributions                                                          (0.12)                  (0.10)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                              $14.26                  $14.27
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                 15.11%                  15.07%
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                            641                     782
----------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                       1.75% (1)               2.00% (1)
----------------------------------------------------------------------------------------------------------------

Ratio of Net Investment Income to Average Net Assets                          2.17% (1)               1.72% (1)
----------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets, before
reimbursement of fees                                                        22.70% (1)              13.27% (1)
----------------------------------------------------------------------------------------------------------------

Ratio of Net Investment Income (Loss) to Average
  Net Assets, before reimbursement of fees                                  (18.78%) (1)             (9.55%) (1)
----------------------------------------------------------------------------------------------------------------

(1) Annualized

(2) Date of commencement of operations
See accompanying notes to financial statements

                                             FLEX-PARTNERS 1995 ANNUAL REPORT 11

FLEX-PARTNERS 1995 ANNUAL REPORT

THE FLEX-PARTNERS TRUST
THE TAA FUND AND THE BTB FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31,1995

1. ORGANIZATION
The Flex-Partners Trust was organized in 1992 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The TAA Fund and The BTB Fund (the "Funds") commenced operations on June 1, 1995 and July 11, 1995, respectively, when each Fund began investing all of its investable assets in a corresponding open-end management investment company (each a "Portfolio" and collectively the "Portfolios") having the same investment objectives as the Fund. On December 31, 1995 The TAA Fund held approximately 9% of the total assets of the Mutual Fund Portfolio and The BTB Fund held approximately 33% of the total assets of the Utilities Stock Portfolio. The BTB Fund has issued two classes of shares: A Class shares and C Class shares. A Class shares are sold with a front-end sales charge (maximum 4.00%), and C Class shares may be subject to a contingent deferred sales charge.

The financial statements of the Portfolios, including the Portfolios of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of each respective Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments-- Valuation of securities by the Portfolios is discussed at Note 1 of the Portfolios Notes to Financial Statements which are included elsewhere in this report (See page 16).

Income Taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders -- Dividends to shareholders are recorded on the ex-dividend date.

Organizational Costs -- The cost related to the organization of each Fund has been deferred and is being amortized on a straight-line basis over a five-year period.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH AFFILIATES
R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides each Portfolio with investment management, research, statistical and advisory services. Miller/Howard Investments, Inc. (Subadviser) serves as the Utilities Stock Portfolio's Subadviser under an Investment Subadvisory Agreement between RMA and the Subadviser.

Mutual Funds Service Co., (MFS), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder servicing agent for all of the Trust's separate Funds. Subject to a $4,000 annual minimum fee each class of shares of each Fund incurs an annual fee equal to the greater of $15 per shareholder account or 0.10% of each Fund's average net assets, payable monthly. MFS also provides the Trust with certain administrative services. Each Fund incurs an annual fee, payable monthly, of 0.03% of the Fund's average net assets.

The Funds have adopted distribution expense plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plans"). Pursuant to the Plans, the Funds may use as much as 25/100 of 1% and 75/100 of 1% of net assets annually to aid in the distribution of Class A shares and Class C shares, respectively. Each Fund has adopted a shareholder servicing plan for using as much as 25/100 of 1% of net assets annually to aid in the distribution of each Class A shares and Class C shares.

Certain officers and/or trustees of the Fund and the Portfolio are officers and/or directors of MII, RMA and MFS.

4. CAPITAL SHARE TRANSACTIONS
At December 30, 1995, an indefinite number of shares of $0.10 par value stock were authorized in each of the Funds and paid in capital amounted to $11,772,480 in The TAA Fund and $1,333,938 in The BTB Fund. Capital stock transactions for each class of shares appear elsewhere in this report.

5. DISTRIBUTIONS
The BTB Fund declares as dividends and distributes monthly substantially all of its net investment income. The TAA Fund declares as dividends and distributes quarterly substantially all of its net investment income. Net realized capital gains for all Funds, if any, are distributed annually after deduction of prior years' loss, carryforwards. Dividends from net investment income and any distributions of realized capital gains are distributed in cash or reinvested in additional shares of each class of shares of each Fund at net asset value.

At December 31, 1995, The BTB Fund had available for federal income tax purposes unused capital loss carryforwards. The amount of the carryforward is $388 and will expire in 2003.

12 FLEX-PARTNERS 1995 ANNUAL REPORT

                                                FLEX-PARTNERS 1995 ANNUAL REPORT

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
The Flex-Partners' Trust
The TAA and BTB Funds

We have audited the accompanying statements of assets and liabilities of The Flex-Partners' Trust, The TAA and BTB Funds (Funds) as of December 31, 1995, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1995, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The TAA and BTB Funds of The Flex-Partners' Trust at December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.



/s/ KPMG Peat Marwick LLP
-------------------------
KPMG Peat Marwick LLP
Columbus, Ohio
February 2, 1996

                                             FLEX-PARTNERS 1995 ANNUAL REPORT 13

FLEX-PARTNERS 1995 ANNUAL REPORT

                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 1995

                                                             MUTUAL    UTILITIES
                                                               FUND        STOCK
                                                          PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------

ASSETS :
--------------------------------------------------------------------------------
Investments at market value*                           $100,159,430   $3,926,095
--------------------------------------------------------------------------------
Repurchase Agreements*                                   20,800,000      360,000
--------------------------------------------------------------------------------
Cash                                                             --          121
--------------------------------------------------------------------------------
Receivable for futures contracts settlement                  45,750           --
--------------------------------------------------------------------------------
Interest receivable                                          61,492          177
--------------------------------------------------------------------------------
Dividends receivable                                      1,139,291       11,374
--------------------------------------------------------------------------------
Prepaid/Other assets                                            454           --
--------------------------------------------------------------------------------
Unamortized organization costs                               10,377       40,146
--------------------------------------------------------------------------------
Total Assets                                            122,216,794    4,337,913
--------------------------------------------------------------------------------

LIABILITIES:
--------------------------------------------------------------------------------
Payable to investment adviser                                85,828        3,325
--------------------------------------------------------------------------------
Accrued fund accounting fees                                  4,159          628
--------------------------------------------------------------------------------
Other accrued liabilities                                    17,678       43,090
--------------------------------------------------------------------------------
Total Liabilities                                           107,665       47,043
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
Capital                                                 116,428,784    3,868,451
--------------------------------------------------------------------------------
Net unrealized gain on investments                        5,680,345      422,419
--------------------------------------------------------------------------------
Net Assets                                             $122,109,129   $4,290,870
--------------------------------------------------------------------------------
*Securities at cost                                     115,279,085    3,863,676
--------------------------------------------------------------------------------

See accompanying notes to financial statements


                            STATEMENTS OF OPERATIONS
                      For the year ended December 31, 1995

                                                            MUTUAL     UTILITIES
                                                              FUND         STOCK
                                                         PORTFOLIO    PORTFOLIO*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT INCOME - NET:
Interest                                              $  1,911,196    $   8,057
--------------------------------------------------------------------------------
Dividends                                                  329,219       54,996
--------------------------------------------------------------------------------
Total Income                                             2,240,415       63,053
--------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------
Investment advisory fees                                   874,473       14,297
Legal fees                                                   1,853        1,100
Audit fees                                                  13,482        3,028
Custodian fees                                              11,483        1,755
Accounting fees                                             47,427        4,065
Trustees fees and expenses                                   5,223        3,776
Insurance                                                    2,241           --
Amortization of organization cost                            5,438        4,744
Other expenses                                                 399        1,611
--------------------------------------------------------------------------------
Total Expenses                                             962,019       34,376
Directed brokerage payments received                            --       (1,212)
--------------------------------------------------------------------------------
Total Expenses - net                                       962,019       33,164
--------------------------------------------------------------------------------
INVESTMENT INCOME - NET                                  1,278,396       29,889
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
--------------------------------------------------------------------------------
Net realized gain on futures contracts                   2,494,274           --
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                 13,060,418       (1,067)
--------------------------------------------------------------------------------
Net change in unrealized appreciation
of investments                                           5,680,803      422,419
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                 21,235,495      421,352
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                       $ 22,513,891    $ 451,241
--------------------------------------------------------------------------------

*For the period June 21, 1995 (commencement of operations) to December 31, 1995. See accompanying notes to financial statements

14 FLEX-PARTNERS 1995 ANNUAL REPORT

                                                FLEX-PARTNERS 1995 ANNUAL REPORT

                       STATEMENTS OF CHANGES IN NET ASSETS
           For the years ended December 31, 1994 and December 31, 1995

---------------------------------------------------------------------------------------


                                    MUTUAL FUND                 UTILITIES STOCK
                                    PORTFOLIO                   PORTFOLIO*
                                    Year ended December 31,     Year ended December 31,

                                    1995               1994              1995
INCREASE (DECREASE)
  IN NET ASSETS:

OPERATIONS:
Investment income- net            $  1,278,396   $  2,272,777         $   29,889
Net realized gain (loss)
  on investments
  and futures contracts             15,554,692        302,941             (1,067)
  appreciation (depreciation)
  of investments                     5,680,803       (252,062)           422,419
---------------------------------------------------------------------------------------

Net increase (decrease)
  in net assets
  resulting from operations         22,513,891      2,323,656            451,241
---------------------------------------------------------------------------------------

TRANSACTIONS
  OF INVESTORS'
  BENEFICIAL INTERESTS:
Contributions                       34,671,819     26,769,231          3,908,655
Withdrawals                        (18,261,284)   (27,513,563)           (69,026)

---------------------------------------------------------------------------------------

Net increase (decrease)
  in net assets resulting from
  transactions of investors'
  beneficial interests              16,410,535       (744,332)         3,839,629
---------------------------------------------------------------------------------------

TOTAL INCREASE
  (DECREASE) IN NET ASSETS          38,924,426      1,579,324          4,290,870
---------------------------------------------------------------------------------------

NET ASSETS - Beginning of period    83,184,703     81,605,379                 --
---------------------------------------------------------------------------------------

NET ASSETS - End of period        $122,109,129   $ 83,184,703         $4,290,870
---------------------------------------------------------------------------------------

*For the period June 21, 1995 (commencement of operations) to December 31, 1995. See accompanying notes to financial statements

                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------
MUTUAL FUND PORTFOLIO
                                                                       YEAR ENDED DEC. 31,
RATIOS/SUPPLEMENTAL DATA                                         1995          1994          1993
-------------------------------------------------------------------------------------------------

Net Assets, End of Period ($000)                           122,109        83,185        81,605
-------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets**                        0.95%         1.01%         1.03%
-------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets             1.26%         2.76%         0.09%
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                        186.13%       168.17%       279.56%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
UTILITIES STOCK PORTFOLIO

                                                              FOR THE PERIOD
                                                              JUNE 21, 1995*
RATIOS/SUPPLEMENTAL DATA                                    TO DEC. 31, 1995
-------------------------------------------------------------------------------------------------

Net Assets, End of Period ($000)                                       4,291
-------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets**                                  2.32%(1)
-------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                       2.09%(1)
-------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets
before directed brokerage payments                                         2.40%(1)
-------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
before directed brokerage payments                                         2.01%(1)
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                    5.06%
-------------------------------------------------------------------------------------------------
Average brokerage commission per share                                $    0.0600
-------------------------------------------------------------------------------------------------

(1)Annualized
*Date of commencement of operations
** Please refer to page 11 for total expense ratios relating to each corresponding fund.
See accompanying notes to financial statements

                                             FLEX-PARTNERS 1995 ANNUAL REPORT 15

FLEX-PARTNERS 1995 ANNUAL REPORT

MUTUAL FUND PORTFOLIO
UTILITIES STOCK PORTFOLIO
DECEMBER 31, 1995
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
Each separate Portfolio (the "Portfolios") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. Each Declaration of Trust permits the Trustees, who are the same for each Portfolio, to issue beneficial interests in each Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

Investments -- Money market securities held in the Portfolios maturing more than sixty days after the valuation date are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing within sixty days from their date of acquisition are valued at amortized cost.

Securities which are traded on stock exchanges are valued at the last sales price as of the close of business of the New York Stock Exchange on the day of valuation, or, lacking any sales, at the closing bid prices. Securities traded on the over-the-counter market are valued at the most recent bid price or yield equivalent as obtained from one or more dealers that make markets in such securities. Mutual funds are valued at the daily redemption value determined by the underlying fund.

Repurchase Agreements -- It is the Portfolio's policy to take possession of the collateral for repurchase agreements before payment is made to the seller. Market value of the collateral must be at least 100% of the amount of the repurchase agreement.

Options & Futures -- Each Portfolio may engage in transactions in financial futures contracts and options as a hedge against the change in market value of the securities held in the portfolio, or which it intends to purchase. The expectation is that any gain or loss on such transactions will be substantially offset by any gain or loss on the securities in the underlying portfolio or on those which are being considered for purchase. During the period ended December 31, 1995 the Mutual Fund Portfolio wrote the following option contracts:

                                                    NUMBER OF
                                                    CONTRACTS          PREMIUMS
-------------------------------------------------------------------------------
Outstanding at Beginning of Period                          0         $       0
-------------------------------------------------------------------------------
Options Written                                           173           186,057
-------------------------------------------------------------------------------
Options Terminated                                       (173)         (186,057)
-------------------------------------------------------------------------------
Outstanding at End of Period                                0         $       0
-------------------------------------------------------------------------------

To the extent that the Portfolio enters into futures contracts on an index or group of securities the Portfolio exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the market value of the index. Upon entering into a futures contract the Portfolio is required to deposit either cash or securities in an amount ("initial margin") equal to a certain percentage of the contract value. Subsequent payments ("variation margin") equal to changes in the daily settlement price or last sale on the exchanges were they trade are paid or received each day and are recorded as a gain or loss on futures contracts.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Portfolio to the loss of the premium paid if the Portfolio does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in value are recorded as an unrealized gain or loss until sold, exercised or expired. In the case of a written option, premiums received by each portfolio upon writing the option are recorded in the liability section of the Statement of Assets and Liabilities and are subsequently adjusted to

16 FLEX-PARTNERS 1995 ANNUAL REPORT

                                                FLEX-PARTNERS 1995 ANNUAL REPORT

current market value. When the written option is closed, exercised or expired, the portfolio realizes a gain or loss and the liability is eliminated.

Income Taxes -- It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provisions required.

Organizational Costs -- The costs related to the organization of each Portfolio have been deferred and are being amortized by the Portfolio on a straight-line basis over a five-year period.

Other -- The Portfolio follows industry practice and records security transactions on the trade date. Gains and losses on security transactions are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income (including amortization of premium and discount) is recognized as earned.

2. INVESTMENT ADVISORY, AND OTHER AGREEMENTS WITH AFFILIATES
R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolios with investment management research, statistical and advisory services, and pays certain other expenses of the Portfolios. Miller/Howard Investments, Inc. (Subadviser) serves as the Utilities Stock Portfolio's Subadviser under an Investment Subadvisory Agreement between RMA and the Subadviser. For such services the Portfolios pay monthly fees based upon the average daily value of each Portfolio's net assets at the following annual rate: 1% of average net assets up to $50 million, 0.75% of average net assets exceeding $50 million up to $100 million and 0.60% of average net assets exceeding $100 million.

Mutual Funds Service Co., (MFS), a wholly-owned subsidiary of MII, serves as accounting services agent for each of the Portfolios. The minimum annual fee for all such services for each Portfolio is $7,500. Subject to the applicable minimum fee, each Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million, and 0.01% in excess of $80 million of the Portfolio's average net assets.

Certain officers and/or trustees of the Portfolio are officers and/or directors of MII, RMA and MFS.

3. PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, excluding short-term investments and U.S. Government and agency obligations for the year ended December 31, 1995 are as follows:

                                                   PURCHASES               SALES
--------------------------------------------------------------------------------
Mutual Fund Portfolio                           $153,526,438         $77,373,285
--------------------------------------------------------------------------------
Utilities Stock Portfolio                       $  3,636,056         $   131,312
--------------------------------------------------------------------------------

As of December 31, 1995, the aggregate cost of investments and net unrealized appreciation (depreciation) for Federal income tax purposes was comprised of the following:

                                                                      GROSS                 GROSS            NET UNREALIZED
                                                                 UNREALIZED            UNREALIZED              APPRECIATION
                                           INVESTMENT          APPRECIATION          DEPRECIATION            (DEPRECIATION)
                                                 COST        OF INVESTMENTS        OF INVESTMENTS            OF INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
Mutual Fund Portfolio                    $115,644,899            $6,814,624          $(1,500,093)                $5,314,531
---------------------------------------------------------------------------------------------------------------------------
Utilities Stock Portfolio                $  3,863,676            $  428,434          $    (6,015)                $  422,419
---------------------------------------------------------------------------------------------------------------------------




                                             FLEX-PARTNERS 1995 ANNUAL REPORT 17

FLEX-PARTNERS 1995 ANNUAL REPORT

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees
The Flex-Partners' Trust
Mutual Fund Portfolio and Utilities Stock Portfolio

      We have audited the accompanying statements of assets and liabilities of the Mutual Fund Portfolio and Utilities Stock Portfolio (Portfolios), including the schedules of portfolio investments, as of December 31, 1995, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1995, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mutual Fund Portfolio and Utilities Stock Portfolio at December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.




/s/ KPMG Peat Marwick LLP
-------------------------
KPMG Peat Marwick LLP
Columbus, Ohio
February 2, 1996





18 FLEX-PARTNERS 1995 ANNUAL REPORT

                                   DISTRIBUTOR
                         Roosevelt & Cross, Incorporated
                                20 Exchange Place
                               New York, NY 10005
                                  800-262-8642

                         MANAGER AND INVESTMENT ADVISER
                             R. Meeder & Associates
                               6000 Memorial Drive
                               Dublin, Ohio 43017

                      SUBADVISER/UTILITIES STOCK PORTFOLIO
                         Miller/Howard Investments, Inc.
                            141 Upper Byrdcliff Road
                                  P.O. Box 549
                            Woodstock, New York 12498

                                BOARD OF TRUSTEES
                              Milton S. Bartholomew
                             Dr. Roger D. Blackwell
                                  John M. Emery
                                 Richard A. Farr
                                William L. Gurner
                              Robert S. Meeder, Sr.
                                 Russel G. Means
                                Lowell G. Miller
                                 Walter L. Ogle
                                 Neil P. Ramsey
                                Philip A. Voelker

                                    CUSTODIAN
                           Star Bank, N.A., Cincinnati
                             Cincinnati, Ohio 45201

                               TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT
                            Mutual Funds Service Co.
                               6000 Memorial Drive
                               Dublin, Ohio 43017

                                    AUDITORS
                              KPMG Peat Marwick LLP
                              Columbus, Ohio 43215

                                  A COMMITMENT
                                  TO EXCELLENCE IN INVESTING


                                       THE INSTITUTIONAL FUND 1995 ANNUAL REPORT

THE INSTITUTIONAL FUND 1995 ANNUAL REPORT

THE INSTITUTIONAL FUND
The Money MArket Portfolio

   Money market funds continued their resurgence in 1995, and The Flex-funds Institutional Fund remained one of the nation's leading performers.

   For the 12 months ended December 31, 1995, The Institutional Fund provided a total return of 6.01%. The average first-tier only Institutional Fund provided a return of 5.79% for the same period, according to IBC.

   The 30-day compound yield of The Institutional Fund on December 31, 1995 was 5.77%.

   Short-term interest rates, as measured by 91-day T-Bill yields, declined slightly during 1995, beginning the year at approximately 5.76% and finishing at approximately 5.59%. Due to this declining interest rate trend, the average maturity of the Portfolio was approximately 58 days. Over the course of the year, however, the average maturity was as high as 82 days. This relatively long average maturity comes in marked contrast to 1994 when, as short-term interest rates climbed from 3% to 6%, the Portfolio maintained an average maturity of approximately 44 days.

   The Portfolio of The Institutional Fund changed somewhat during the fourth quarter of 1995 as the percentage of Portfolio assets devoted to Corporate Obligations again increased and the number of different issues owned also increased. Nevertheless, the Portfolio maintained its investment in "first tier" issues (rated A1,P1 by the financial industry) throughout the year.

   The Federal Reserve Board cut the Federal Funds Rate, the rate banks charge one another for overnight loans, during 1995, perhaps based on continued low inflation and a sluggish economy. Even though short-term interest rates declined for the year, The Institutional Fund was still able to provide a total return of 6.01% for the year.

   In 1996, our challenge and our commitment is to strive not only to offer interest rates comparable with those offered by the marketplace as a whole, but to maintain the position of leadership we have established thus far in the Fund's history.

   We are also striving to establish a tradition of consistent long-term performance for The Institutional Fund similar to that of its sister fund, The Flex-funds Money Market Fund. The Money Market Fund has finished in the top 10% of Donoghue's General Purpose Money Market Funds for every 12-month period since its inception in 1985. The Institutional Fund The Money Market Portfolio

[PHOTO OF PHILIP A. VOELKER, PORTFOLIO MANAGER]


PORTFOLIO EXPOSURE as of 12/31/95
THE MONEY MARKET PORTFOLIO

Repurchase Agreements                   8.3%
Commercial Paper                       39.1%
Corporate Obligations                  47.9%
U.S. Gov't Obligations                  4.7%


RECENT TOTAL RETURNS for the periods ended 12/31/95

The Institutional Fund                 6.01%
Institutional Fund Average             5.79%

Source: IBC's Money Market Insight

2 The Institutional Fund 1995 Annual Report

                                       THE INSTITUTIONAL FUND 1995 ANNUAL REPORT

                             MONEY MARKET PORTFOLIO
                Portfolio of Investments as of December 31, 1995
================================================================================

                                                                   FACE                VALUE
                                                                 AMOUNT      (Notes 1 and 2)
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 39.1%
American Honda Finance, 5.73%, due 2/23/96                  $10,000,000         $  9,915,642
American Honda Finance, 5.62%, due 4/02/96                    3,000,000            2,956,913
BOT Financial, 6.20%, due 1/05/96                            11,000,000           10,992,422
Dupont Corporation, 6.25%, due 1/03/96                          275,000              274,905
Duff & Phelps, 5.47%, due 5/09/96                             6,000,000            5,882,395
GTE Corporation, 5.83%, due 2/16/96                          10,000,000            9,925,506
Idaho Power, 6.25%, due 1/11/96                                 140,000              139,757
Jefferson Smurfit, 5.70%, due 3/01/96                         1,200,000            1,188,600
Jefferson Smurfit, 5.70%, due 3/19/96                         4,000,000            3,950,600
Laclede Gas, 6.25%, due 1/22/96                                 432,000              430,425
Marsh MacClellan, 5.58%, due 3/14/96                          3,120,000            3,084,697
Mitsubishi Motor Credit Corporation, 6.25%, due 1/18/96         518,000              516,471
National Utilities, 5.58%, due 3/12/96                        2,000,000            1,977,990
Nynex Corporation, 5.74%, due 2/06/96                         3,000,000            2,982,780
Nynex Corporation, 5.77%, due 1/12/96                        10,000,000            9,982,369
Pacific Bell, 6.25%, due 1/22/96                                390,000              388,578
Public Services Electric & Gas, 5.93%, due 1/11/96            8,142,000            8,128,588
Public Services Electric 6 Gas, 5.90%, due 1/17/96            3,061,000            3,052,973
Tambrands, 5.50%, due 6/04/96                                 3,500,000            3,417,118
Torchmark, 5.75%, due 2/14/96                                10,600,000           10,525,506
Whirlpool Corporation, 5.77%, due 1/31/96                    10,700,000           10,648,551

--------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $100,362,786)                                                              100,362,786
--------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 47.9%
American Telephone & Telegraph Capital Corporation, 4.52%,
due 8/30/96                                                     250,000              247,743
American Telephone & Telegraph Capital Corporation, 7.40%,
due 11/01/96                                                    500,000              505,230
Associates Corporation, 7.50%, due 10/15/96                     150,000              151,722
Associates Corporation, 4.75%, due 8/01/96                      250,000              248,321
BP America, Incorporated, 10.00%, due 3/08/96                 5,000,000            5,034,208
BP, Incorporated, 10.15%, due 3/15/96                           190,000              191,649
Bank One, Dayton, 5.95%, due 10/02/96                         5,000,000            5,000,000
* Bank One Capital Demand Note, 5.83%,
next redemption date 7/11/96, due 4/01/2113                   3,510,000            3,510,000
Barnett Bank, 10.00%, due 1/08/96                             3,500,000            3,502,308
Bat Industries, 8.60%, due 8/30/96                              550,000              558,052
* Bear Stearns Floating Rate Note, 5.76%, due 3/01/96        10,000,000           10,000,000
* Best Sands Corporation Floating Rate Note,
5.95%, next redemption date 1/04/96, due 7/01/2002              850,000              850,000
* Care Life Project Floating Rate Note, 5.95%,
next redemption date 1/04/96, due 8/01/2111                   1,375,000            1,375,000
Conrail, 5.20%, due 2/12/96                                   1,000,000              999,051
Continental Bankcorp, 9.875%, due 6/15/96                     1,250,000            1,272,500
Dean Witter, 8.92%, due 3/15/96                               1,000,000            1,005,634
Dow Capital Corporation, 8.25%, due 2/15/96                      65,000               65,146
Dupont Corporation, 8.45%, due 10/15/96                         860,000              897,347
Eastman Kodak, 10.00%, due 6/15/96                              125,000              126,948
Eli Lilly Corporation, 6.58%, due 12/20/96                      250,000              252,275
*Espanola/Nambe Variable Rate Demand Note, 5.95%,
next redemption date 1/04/96, due 6/01/2006                   2,500,000            2,500,000
*Exxon Shipping Floating Rate Note, 5.78%,
next redemption date 1/04/96, due 10/01/2111                  7,000,000            7,000,000

                                                                       CONTINUED

                                     The Institutional Fund 1995 Annual Report 3

THE INSTITUTIONAL FUND 1995 ANNUAL REPORT

MONEY MARKET PORTFOLIO
Portfolio of Investments, continued

                                                                   FACE                VALUE
                                                                 AMOUNT      (Notes 1 and 2)
--------------------------------------------------------------------------------------------
Ford Motor Credit Corporation, 8.00%, due 10/01/96            1,800,000            1,825,930
Ford Motor Credit Corporation, 9.07%, due 7/05/96               893,000              906,417
Ford Motor Credit Corporation, 4.85%, due 8/23/96               400,000              397,132
Ford Motor Credit Corporation, 8.25%, due 7/15/96               171,000              172,927
Ford Motor Credit Corporation, 9.10%, due 7/05/96             1,000,000            1,015,476
Ford Motor Credit Corporation, 8.25%, due 5/15/96             1,200,000            1,209,494
General Electric Capital Corporation,
4.615%, next redemption date 5/30/96                          1,000,000              994,514
General Motors Acceptance Corporation, 9.00%, due 2/06/96       400,000              401,185
General Motors Acceptance Corporation, 8.00%, due 10/01/96      275,000              279,485
*General Motors Acceptance Corporation Floating Rate Note,
5.805%, next redemption date 4/13/96, due 4/13/98            10,000,000           10,000,000
*Hancor Incorporated Floating Rate Note, 5.95%,
next redemption date 1/04/95, due 12/01/2004                    900,000              900,000
Hertz Corporation, 9.125%, due 8/01/96                        2,850,000            2,902,407
Honeywell Corporation, 7.875%, due 5/14/96                    1,445,000            1,453,511
Household Financial Corporation, 9.375%, due 2/15/96          2,000,000            2,007,835
IBM Corporation, 5.00%, due 2/26/96                             250,000              249,698
IBM Credit Corporation, 5.06%, due 11/15/96                   1,350,000            1,340,236
IBM Credit Corporation, 4.85%, due 11/05/96                   3,000,000            2,973,731
International Bank, 8.75%, due 9/06/96                          100,000              101,972
John Deere Corporation, 8.50%, due 4/10/96                      200,000              201,383
Lockheed Corporation, 4.875%, due 2/15/96                        85,000               84,848
Merrill Lynch & Company, Floating Rate Note, 5.925%,
due 11/18/96                                                 10,000,000           10,000,000
Morgan Stanley Incorporated, 8.875%, due 4/01/96                400,000              402,793
Morgan Stanley Incorporated, 7.32%, due 1/15/97                 500,000              507,941
Pacific Gas & Electric, 5.03%, due 3/22/96                      800,000              798,800
Pepsico Incorporated, 7.875%, due 8/15/96                     2,350,000            2,375,767
Philip Morris Companies, 8.875%, due 7/01/96                  1,150,000            1,165,600
*Presrite Corporation Floating Rate Note, 5.95%,
next redemption date 1/04/96, due 1/01/2004                   2,880,000            2,880,000
Regions Bank, Louisiana, 6.71%, due 4/11/96                   5,000,000            5,011,262
Sears Roebuck & Company, 9.00%, due 9/15/96                   1,000,000            1,020,902
Sears Roebuck & Company, 8.55%, due 8/01/96                   2,000,000            2,028,466
Smith Barney Holding Company, 5.375%, due 6/01/96             5,380,000            5,365,423
Southwestern Bell, 7.90%, due 8/23/96                         1,500,000            1,518,192
Southwestern Bell, 8.30%, due 6/01/96                           100,000              101,028
Suntrust Banks, 8.375%, due 3/01/96                           1,130,000            1,134,467
U.S. West Capital Funding Corporation, 8.00%, due 10/15/96      290,000              294,634
Unilever, 8.00%, due 5/28/96                                    450,000              453,838
Union Electric, 5.50% due 5/01/96                               100,000               99,868
Virginia Electric & Power, 6.35%, due 5/30/96                 3,000,000            3,005,191
Virginia Electric & Power, 8.35%, due 6/15/96                 1,000,000            1,010,524
WMX Technologies, 4.875%, due 6/15/96                           215,000              213,945
Waste Management Corporation, 7.875%, due 8/15/96             1,000,000            1,011,214
Waste Management Corporation, 4.875%, due 6/15/96               100,000               99,547
Weyerhaeuser Corporation, 8.41%, due 5/17/96                    100,000              100,863
White Castle Corporation, Floating Rate Note, 5.95%,
next redemption date 1/04/96                                  7,000,000            7,000,000
World Book Finance Corporation, 8.125%, due 9/01/96             500,000              506,839

--------------------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
(Cost $122,818,621)                                                              122,818,621
--------------------------------------------------------------------------------------------


                                                                       CONTINUED

4 The Institutional Fund 1995 Annual Report

                                       THE INSTITUTIONAL FUND 1995 ANNUAL REPORT

                                                                   FACE                VALUE
                                                                 AMOUNT      (Notes 1 and 2)
--------------------------------------------------------------------------------------------
U.S. TREASURY BILLS - 0.1%
U.S. Treasury Bill, 6.66%, due 1/11/96                           66,000               67,874

--------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS
(Cost $67,874)                                                                        67,874
--------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 4.6%
Federal Farm Credit Note, 5.91%, due 6/24/96                    500,000              500,614
*Student Loan Marketing Association Floating Rate Note,
5.70%, due 11/10/98, next redemption date 1/02/96             5,000,000            5,000,000
*Student Loan Marketing Association Floating Rate Note,
5.75%, due 8/03/99, next redemption date 1/02/96              4,350,000            4,355,249

*Student Loan Marketing Association Floating Rate Note,
5.68%, due 11/24/97, next redemption date 1/02/96             2,000,000            1,999,610

--------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $11,855,473)                                                                11,855,473
--------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 8.3%
(Collateralized by U.S. government obligations -
market value $21,644,319)
Everen Securities, dated 12/29/95, 5.90%,
due 1/02/96                                                  20,556,000           20,556,000
Star Bank N.A., dated 12/29/95, 5.30%,
due 1/02/96                                                     950,000              950,000

--------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $21,506,000)                                                                21,506,000
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100%
(Cost $256,610,754)                                                             $256,610,754
============================================================================================

*Floating Rate as of 12/31/95.
See accompanying notes to financial statements




                                     The Institutional Fund 1995 Annual Report 5

THE INSTITUTIONAL FUND 1995 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

                                                        THE
                                                 INSTITUTIONAL
                                                       FUND

Assets :
--------------------------------------------------------------
Investment in corresponding portfolio             $113,504,219
--------------------------------------------------------------
Unamortized organizational costs                        11,126
--------------------------------------------------------------
Prepaid expenses and other assets                          423
--------------------------------------------------------------
Total Assets                                       113,515,768
--------------------------------------------------------------

Liabilities:
--------------------------------------------------------------
Dividends payable                                      297,726
--------------------------------------------------------------
Accrued transfer agent and administrative fees           6,736
--------------------------------------------------------------
Other accrued liabilities                                6,101
--------------------------------------------------------------
Total Liabilities                                      310,563
--------------------------------------------------------------

Net Assets:
--------------------------------------------------------------
Capital                                            113,205,205
--------------------------------------------------------------
Net Assets                                        $113,205,205
--------------------------------------------------------------
Capital Stock Outstanding                          113,205,205
--------------------------------------------------------------
Net Asset Value, Offering and
  Redemption Price Per Share                      $       1.00
--------------------------------------------------------------

See accompanying notes to financial statements



STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                        THE
                                                                   INSTITUTIONAL
                                                                        FUND

Net investment income from corresponding portfolio:
-------------------------------------------------------------------------------
Interest                                                            $ 3,467,318
-------------------------------------------------------------------------------
Expenses                                                               (116,231)
-------------------------------------------------------------------------------

Total Net Investment Income From
Corresponding Portfolio                                               3,351,087
-------------------------------------------------------------------------------

Fund Expenses:
-------------------------------------------------------------------------------
Legal fees                                                                1,227
Audit fees                                                                6,022
Printing and postage                                                      1,315
Administrative fee                                                       14,567
Transfer agent fees                                                      30,268
Trustees fees and expenses                                                9,535
Insurance                                                                 1,479
Distribution plan                                                         5,022
Amortization of organizational costs                                      3,194
24f-2 filing fee                                                         20,532
Other expenses                                                              845
-------------------------------------------------------------------------------
Total expenses                                                           94,006
Expenses waived by adviser                                              (70,391)
-------------------------------------------------------------------------------
Total expenses - net                                                     23,615
-------------------------------------------------------------------------------
INVESTMENT INCOME - NET                                               3,327,472
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                         $ 3,327,472
-------------------------------------------------------------------------------

See accompanying notes to financial statements

6 The Institutional Fund 1995 Annual Report

                                       THE INSTITUTIONAL FUND 1995 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 THE INSTITUTIONAL FUND
INCREASE IN NET ASSETS:
                                                                      For the year ended      For the period
                                                                       December 31, 1995   June 15, 1994* to
                                                                                           December 31, 1995
OPERATIONS:
Investment income - net                                                    $   3,327,472       $   1,159,548
Net increase in net assets resulting from operations                           3,327,472           1,159,548
------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Investment income - net                                                       (3,327,472)         (1,159,548)
Net decrease in net assets resulting from dividends and distributions         (3,327,472)         (1,159,548)
------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
Net proceeds from sales                                                      389,173,505         282,402,574
Reinvestment of dividends                                                      1,987,756             339,945
Cost of redemptions                                                         (337,450,306)       (223,248,269)
------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from capital share transactions          53,710,955          59,494,250
------------------------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                  53,710,955          59,494,250
------------------------------------------------------------------------------------------------------------
NET ASSETS - Beginning of period                                              59,494,250                   0
------------------------------------------------------------------------------------------------------------
NET ASSETS - End of period                                                 $ 113,205,205       $  59,494,250
------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:
Issued                                                                       389,173,505         282,402,574
Reinvested                                                                     1,987,756             339,945
Redeemed                                                                    (337,450,306)        223,248,269
------------------------------------------------------------------------------------------------------------
Change in shares                                                              53,710,955          59,494,250
------------------------------------------------------------------------------------------------------------

*Date of commencement of operations

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for an average share outstanding during each period

                                                                                     THE INSTITUTIONAL FUND

                                                                                                     For the period
                                                                              Year Ended       June 15, 1994 (2) to
                                                                       December 31, 1995          December 31, 1994
Net Asset Value, Beginning of period                                               $1.00                      $1.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net Investment income                                                               0.06                       0.03
--------------------------------------------------------------------------------------------------------------------
Total From Investment Operations                                                    0.06                       0.03
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
Dividends (from net investment income)                                             (0.06)                     (0.03)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                (0.06)                     (0.03)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $1.00                      $1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        6.01%                  4.80% (1)
--------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of period ($000)                                                 113,205                     50,494
--------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                             0.25%                  0.20% (1)
--------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                5.87%                  4.01% (1)
--------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets, before waiver of fees *                    0.55%                  0.46% (1)
Ratio of Net Investment Income to Average
  Net Assets, before waiver of fees *                                               5.57%                  4.25% (1)
--------------------------------------------------------------------------------------------------------------------

(1)Annualized
(2) Date of commencement of operations
*Includes fees waived in corresponding portfolio
See accompanying notes to financial statements


                                 The Institutional Fund 1995 Annual Report  7

THE INSTITUTIONAL FUND 1995 ANNUAL REPORT
-------------------------------------------------------------------------------

THE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31,1995

1. ORGANIZATION

The Flex-Partners Trust was organized in 1992 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Institutional Fund (the "Fund") commenced operations on June 15, 1994 when the Fund began investing all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objectives as the Fund. On December 31, 1995 The Institutional Fund held approximately 45% of the total assets of The Money Market Portfolio.

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

Valuation of Investments -- Valuation of securities by the Portfolio is discussed at Note 1 of the Notes to Financial Statements of the Money Market Portfolio which are included elsewhere in this report.

Income Taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Organizational Costs -- The cost related to the organization of the Fund has been deferred and is being amortized on a straight-line basis over a five-ye period.

3. INVESTMENT ADVISORY, ACCOUNTING AND TRANSFER AGREEMENTS

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management research, statistical and advisory services.

Mutual Funds Service Co., (MFS), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder servicing agent for the Fund. Subject to a $4,000 annual minimum fee the Fund incurs an annual fee equal to or the greater of $20 per shareholder account or 0.06% of the Fund's average net assets, payable monthly.

MFS also provides the Trust with certain administrative services. The Fund incurs an annual fee, payable monthly, of .03% of the Fund's average net assets.

The Fund has adopted a distribution expense plan pursuant to Rule 12b-l under the Investment Company Act of 1940 (the "Plans"). Pursuant to the Plans, the Fund may annually incur certain expenses associated with the distribution of fund shares in amounts not to exceed 3/100 of 1% of the Fund's average net assets.

Certain officers and/or trustees of the Fund and the Portfolio are officers and/or directors of MII, RMA and MFS.

4. CAPITAL SHARE TRANSACTIONS

At December 31, 1995, an indefinite number of shares of $0.10 par value stock were authorized in the Fund and capital amounted to $113,205,205 in The Institutional Fund. Transactions in capital stock are included elsewhere in this report.



8 The Institutional Fund 1995 Annual Report

                                       THE INSTITUTIONAL FUND 1995 ANNUAL REPORT
--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
The Flex-Partners' Trust
The Institutional Fund:

We have audited the accompanying statement of assets and liabilities of The Flex-Partners' Trust, The Institutional Fund (Fund) as of December 31, 1995, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1995, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Flex-Partners' Trust, The Institutional Fund at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

/s/ KPMG Peat Marwick LLP

KPMG Peat Marwick LLP
Columbus, Ohio
February 2,1996



                                     The Institutional Fund 1995 Annual Report 9

THE INSTITUTIONAL FUND 1995 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

                                             MONEY
                                            MARKET
                                         PORTFOLIO
--------------------------------------------------
ASSETS:

Investments at market value*          $235,104,754
--------------------------------------------------
Repurchase Agreements*                  21,506,000
--------------------------------------------------
Cash                                           206
--------------------------------------------------
Interest receivable                      2,245,756
--------------------------------------------------
Prepaid/Other assets                         1,251
--------------------------------------------------
Unamortized organization costs               7,538
--------------------------------------------------
Total Assets                           258,865,505
==================================================

LIABILITIES:

Payable for securities purchased         2,680,949
--------------------------------------------------
Payable to corresponding Fund            1,477,153
--------------------------------------------------
Payable to investment adviser               33,706
--------------------------------------------------
Accrued fund accounting fees                 4,818
--------------------------------------------------
Other accrued liabilities                   20,505
--------------------------------------------------
Total Liabilities                        4,217,131
==================================================

NET ASSETS:

Capital                                254,648,374
--------------------------------------------------
Net Assets                            $254,648,374
==================================================
*Securities at cost                    256,610,754
==================================================
See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
For the year ended December 31, 1995

                                             MONEY
                                            MARKET
                                         PORTFOLIO
--------------------------------------------------
INVESTMENT INCOME - NET:
Interest                               $12,128,882
--------------------------------------------------
Total Income                            12,128,882
==================================================

Expenses:
==================================================
Investment advisory fees                   648,665
Legal fees                                   1,555
Audit fees                                  15,695
Custodian fees                              17,104
Accounting fees                             58,111
Trustees fees and expenses                   5,385
Insurance                                    5,920
Amortization of organization cost            4,978
Other expenses                                 432
--------------------------------------------------
Total Expenses                             757,845
Investment advisory fees waived           (349,425)
Total Expenses - net                       408,420
--------------------------------------------------

INVESTMENT INCOME - NET                 11,720,462
--------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                        $11,720,462
==================================================
See accompanying notes to financial statements.





10 The Institutional Fund 1995 Annual Report

                                       THE INSTITUTIONAL FUND 1995 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1994 and
December 31, 1995
--------------------------------------------------------

                              Money Market
                              Portfolio
                              Year ended December 31,
                              1995            1994

INCREASE (DECREASE)
  IN NET ASSETS:

OPERATIONS:
Investment income- net         $11,720,462    $8,115,651
Net realized gain (loss)
 on investments                         --            --
Net change in unrealized
 appreciation (depreciation)
 of investments                         --            --
--------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from operations      11,720,462     8,115,651
========================================================
TRANSACTIONS
 OF INVESTORS'
 BENEFICIAL INTERESTS:
Contributions                  753,617,719   733,486,217
Withdrawals                   (735,213,083) (717,226,708)
========================================================
Net increase (decrease)
 in net assets resulting from
 transactions of investors'
 beneficial interests           18,404,636    16,259,509
--------------------------------------------------------
TOTAL INCREASE
 (DECREASE)
 IN NET ASSETS                  30,125,098    24,375,160
========================================================
NET ASSETS -
 Beginning  of period          224,523,276   200,148,116
========================================================
NET ASSETS -
 End of period                $254,648,374  $224,523,276
========================================================

See accompanying notes to financial statements


                              FINANCIAL HIGHLIGHTS

================================================================================
Money Market Portfolio
                                                                                                                For the Period
                                                                                Year Ended Dec. 31,                May 1, 1992
Ratios/Supplemental Data                                                1995            1994           1993   to Dec. 31, 1992
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                      254,648           224,523      200,148        244,272
-----------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets*                                 0.21%             0.19%        0.19%          0.18%(1)
-----------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                     5.87%             4.28%        3.09%          3.60%(1)
-----------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets, before waiver of fees           0.38%             0.39%        0.40%          0.40%(1)
-----------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets,
  before waiver of fees                                                  5.70%             4.08%        2.88%          3.38%(1)
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                   N/A               N/A          N/A            N/A
-----------------------------------------------------------------------------------------------------------

(1)Annualized

*Please refer to page 6 for total expense ratios relating to the corresponding
 Fund.

See accompanying notes to financial statements


                                    The Institutional Fund 1995 Annual Report 11

THE INSTITUTIONAL FUND 1995 ANNUAL REPORT
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO. DECEMBER 31, 1995
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

INVESTMENTS -- Money market securities held in the Money Market Portfolio are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. Amortized costs also represents cost for federal income tax purposes.

REPURCHASE Agreements --It is the Portfolio's policy to take possession of the collateral for repurchase agreements before payment is made to the seller. Market value of the collateral must be at least 100% of the amount of the repurchase agreement.

INCOME Taxes --It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to partnerships. Therefore, no Federal income tax provision is required.

ORGANIZATIONAL COSTS -- The costs related to the organization the Portfolio has been deferred and is being amortized on a straight-line basis over a five-year period.

OTHER -- The Portfolio follows industry practice and records security transactions on the trade date. Gains and losses on security transactions are determined on the first-in, first-out ("FIFO") basis. Interest income is recognized as earned.

2. INVESTMENT ADVISORY, ACCOUNTING AND TRANSFER AGREEMENTS R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services, and pays certain other expenses of the Portfolio. For such services the Portfolio pays monthly a fee based upon the average daily value of the Portfolio's net assets at the following annual rate: 0.40% of average net assets up to $100 million and 0.25% of average net exceeding $100 million. During the year ended December 31, 1995, RMA voluntarily waived investment advisory fees in the Portfolio.

Mutual Funds Service Co. (MFS), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. The minimum annual fee for all such services is $30,000. Subject to the applicable minimum fee, The Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Portfolio's average net assets.

Certain officers and/or trustees of each Portfolio are officers and/or directors of MII, RMA and MFS.



12 The Institutional Fund 1995 Annual Report

                                      THE INSTITUTIONAL FUND 1995 ANNUAL REPORT
-------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
Money Market Portfolio:

      We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio (Portfolio), including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1995, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP

KPMG Peat Marwick LLP
Columbus, Ohio
February 2, 1996



                                   The Institutional Fund 1995 Annual Report 13

                         MANAGER AND INVESTMENT ADVISER

                             R. Meeder & Associates
                              6000 Memorial Drive
                                 P.O. Box 7177
                               Dublin, Ohio 43017


                               BOARD OF TRUSTEES

                             Milton S. Bartholomew
                             Dr. Roger D. Blackwell
                                 John M. Emery
                                Richard A. Farr
                               William L. Gurner
                             Robert S. Meeder, Sr.
                                Russel G. Means
                                Lowell G. Miller
                                 Walter L. Ogle
                                 Neil P. Ramsey
                               Philip A. Voelker


                                   CUSTODIAN

                          Star Bank, N.A., Cincinnati
                             Cincinnati, Ohio 45201


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT

                            Mutual Funds Service Co.
                              6000 Memorial Drive
                               Dublin, Ohio 43017


                                    AUDITORS

                             KPMG Peat Marwick LLP
                              Columbus, Ohio 43215

          [Back Cover - Picture of Pad, Pencil, Calculator and Chart]